Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Secured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 28,685	$ 26,651	$ 25,557
Unsecured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	3,522
Quoted Prices In Active Markets (Level 1) [Member] | Secured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Secured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities
Significant Unobservable Inputs (Level 3) [Member] | Secured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	28,685	$ 26,651	$ 25,557
Significant Unobservable Inputs (Level 3) [Member] | Unsecured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 3,522